Vanguard Target Maturity 2028 Corporate Bond ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Target Maturity 2028 Corporate Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the ICE 2028 Maturity US Corporate Constrained Index (the “Target Index”). The Target Index has a planned liquidation on or about December 15, 2028, and includes U.S. dollar-denominated, investment-grade corporate bonds scheduled to mature between January 1, 2028 and December 15, 2028. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Target Index or in securities determined by the Fund’s advisor to have economic characteristics substantially identical to those of the Target Index components.The Fund is a term fund that will liquidate on or about December 15, 2028 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the Target Index. When a bond included in the Target Index matures, its value at the time of maturity will continue to be represented in the Target Index by cash and cash equivalents until the Planned Liquidation Date. In order to track the performance of the Target Index during the 12 months prior to the Planned Liquidation Date, the Fund may reinvest the proceeds from maturing bonds in cash and/or cash equivalent investments or in other debt securities that are not included in the Target Index. Any such investments will be determined by the Fund’s advisor to have economic characteristics substantially identical to the economic characteristics of the components of the Target Index at the time of purchase. The Fund’s cash and cash equivalent investments may include, but are not limited to, government securities, repurchase agreements, or money market funds (including those managed by the Fund’s advisor). To the extent that the Fund invests in money market (or similar) funds, the Fund will incur the fees and expenses of such funds.The Fund’s plan of liquidation was approved by the board of trustees of Vanguard Wellesley Income Fund (the “Board”) and does not require additional shareholder approval. By 15 days prior to the Planned Liquidation Date, the Target Index is expected to consist almost entirely of cash and cash equivalent investments. On or around the Planned Liquidation Date, the Fund will wind up and liquidate. After deducting from the Fund’s assets the costs of, and amounts reserved for, any remaining liabilities, the Fund will distribute its remaining net assets to shareholders who hold shares at that time, in accordance with the plan of liquidation. The Board may extend the liquidation date if it determines the extension to be in the best interest of the Fund.The Fund should not be confused with a target date fund, which has assets that are managed according to a particular investment strategy that automatically transitions its asset allocation to more conservative investments over the life of the fund. The Fund is part of a series of target maturity ETFs that seek to provide investors with defined-maturity exposure to the U.S. investment-grade corporate bond market.